Summary of Significant Accounting Policies - Unproved Property Costs (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unproved property costs
Unproved property cost	$ 99,300	$ 78,453	$ 59,626	$ 28,419
Budong PSC [Member]
Unproved property costs
Unproved property cost	5,200	5,200	5,200
Dussafu PSC [Member]
Unproved property costs
Unproved property cost	94,100	73,300	46,400
Block 64 EPSA [Member]
Unproved property costs
Unproved property cost			5,100
WAB-21 [Member]
Unproved property costs
Unproved property cost			$ 2,900